Debt (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Long-term debt
Revolving credit facility, weighted-average interest rate of 1.8% (2012) and 1.9% (2011), due in 2015	$ 153,500	$ 74,400
Less current maturities	0	0
Total long-term debt	$ 153,500	$ 74,400